UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      December 31, 2004

Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Value Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Dividend Income Fund
19	Value Fund
32	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Proxy Voting Information
42	Quarterly Portfolio Schedule Information
42	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Select Funds, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Waddell & Reed Advisors Select Funds, Inc. prospectus and current Fund performance information.

President's Letter

      December 31, 2004

DEAR SHAREHOLDER:

Enclosed is our report on your Fund's operations for the six months ended December 31, 2004.

The last six months of 2004 saw an upswing in financial markets, as we shook off some of the concerns surrounding the U.S. presidential election and as the economy exhibited continued strength. Stocks saw solid returns for the six-month period, as the S&P 500 rose 7.19 percent and the Dow Jones Industrial Average returned 4.47 percent. Bonds also fared well, with the Lehman Brothers U.S. Credit Index returning 5.52 percent over the last six months.

The period overall had some conflicting influences. Rising energy prices, a declining dollar, the war in Iraq and early uncertainty regarding the election all weighed on the markets. On the other hand, Gross Domestic Product (GDP) rose 4.0 percent in the third calendar quarter of 2004, and current indications are that the fourth quarter saw a rise of between 3.0 and 3.5 percent. Corporate profits continued to rise, expanding in the neighborhood of 15 percent for the period.

The strengthening economy led to ongoing fears of accelerating inflation. The Federal Reserve moved to reduce the likelihood of this occurring by initiating a total of five small rate increases between June and mid-December. During the period, short-term rates rose from the historically low level of 1 percent up to 2.25 percent by year-end. The Fed has stated that it intends to continue considering "measured" rate increases over the next 12 months.

As we look toward 2005, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets. Generally, we believe that stocks remain somewhat undervalued.

Regardless of the time period or the short-term market influences, uncertainty remains a part of the investment environment. That is why we believe that adhering to the fundamental principles of investing is the best way to proceed. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential for meeting your financial goals.

Your financial advisor can help you with a more precise strategy for your individual situation, and work with you to develop and maintain a customized investment plan. We believe that focusing on your plan, despite the ongoing swings in the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Select Funds, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAS, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Income Fund Expenses
For the Six Months Ended December 31, 2004	Beginning Account Value 6-30-04	Ending Account Value 12-31-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A
	$1,000	$1,093	1.34%	$7.04
Class B
	1,000	1,088	2.27	11.93
Class C
	1,000	1,087	2.20	11.57
Class Y
	1,000	1,095	0.97	5.13
Based on 5% Return(2)
Class A
	$1,000	$1,018	1.34%	$6.79
Class B
	1,000	1,014	2.27	11.51
Class C
	1,000	1,014	2.20	11.17
Class Y
	1,000	1,020	0.97	4.95

Value Fund Expenses
For the Six Months Ended December 31, 2004	Beginning Account Value 6-30-04	Ending Account Value 12-31-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A
	$1,000	$1,092	1.35%	$7.09
Class B
	1,000	1,086	2.30	12.11
Class C
	1,000	1,087	2.23	11.72
Class Y
	1,000	1,095	0.92	4.88
Based on 5% Return(2)
Class A
	$1,000	$1,018	1.35%	$6.84
Class B
	1,000	1,014	2.30	11.69
Class C
	1,000	1,014	2.23	11.31
Class Y
	1,000	1,021	0.92	4.71

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME FUND

Portfolio Highlights

On December 31, 2004, Waddell & Reed Advisors Dividend Income Fund had net assets totaling $223,867,079 invested in a diversified portfolio of:

95.55%	Common Stocks
4.45%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2004, your Fund owned:

Energy Stocks	$17.03
Financial Services Stocks	$16.82
Consumer Nondurables Stocks	$9.32
Utilities Stocks	$7.80
Technology Stocks	$7.71
Health Care Stocks	$7.40
Consumer Services Stocks	$6.50
Capital Goods Stocks	$5.81
Cash and Cash Equivalents	$4.45
Shelter Stocks	$4.05
Raw Materials Stocks	$3.67
Transportation Stocks	$3.49
Multi-Industry Stocks	$3.34
Business Equipment and Services Stocks	$1.47
Retail Stocks	$1.14

The Investments of Dividend Income Fund

December 31, 2004
COMMON STOCKS	Shares	Value

Aircraft - 1.71%
Goodrich Corporation	61,650	$2,012,256
Lockheed Martin Corporation	32,550	1,808,153
		3,820,409
Aluminum - 0.76%
Alcoa Incorporated	54,150	1,701,393

Banks - 2.75%
Bank of America Corporation	74,750	3,512,503
Citigroup Inc.	54,921	2,646,094
		6,158,597
Beverages - 1.39%
Diageo plc, ADR	53,650	3,105,262

Business Equipment and Services - 1.47%
Genuine Parts Company	74,700	3,291,282

Capital Equipment - 4.09%
Caterpillar Inc.	40,750	3,973,533
Deere & Company	69,600	5,178,240
		9,151,773
Chemicals - Petroleum and Inorganic - 1.51%
Dow Chemical Company (The)	35,150	1,740,276
du Pont (E.I.) de Nemours and Company	33,650	1,650,533
		3,390,809
Computers - Peripherals - 4.22%
Microsoft Corporation	195,400	5,220,111
SAP Aktiengesellschaft, ADR	95,500	4,222,055
		9,442,166
Electrical Equipment - 0.76%
Emerson Electric Co.	24,200	1,696,420

Electronic Components - 1.78%
Microchip Technology Incorporated	95,850	2,551,527
Texas Instruments Incorporated	58,050	1,429,191
		3,980,718
Finance Companies - 3.03%
SLM Corporation	126,953	6,778,021

Food and Related - 1.42%
ConAgra Foods, Inc.	108,350	3,190,907

Forest and Paper Products - 1.25%
International Paper Company	66,650	2,799,300

Health Care - Drugs - 3.21%
Abbott Laboratories	70,500	3,288,825
Pfizer Inc.	145,150	3,903,084
		7,191,909
Health Care - General - 2.70%
Boston Scientific Corporation*	79,850	2,838,667
Wyeth	75,400	3,211,286
		6,049,953
Hospital Supply and Management - 1.49%
Medtronic, Inc.	67,350	3,345,274

Hotels and Gaming - 5.29%
Harrah's Entertainment, Inc.	53,350	3,568,581
Mandalay Resort Group	28,700	2,021,341
Starwood Hotels & Resorts Worldwide, Inc.	107,200	6,260,480
		11,850,402
Household - General Products - 2.10%
Colgate-Palmolive Company	45,650	2,335,454
Procter & Gamble Company (The)	42,800	2,357,424
		4,692,878
Insurance - Property and Casualty - 1.36%
MGIC Investment Corporation	44,092	3,038,380

Mining - 1.40%
Freeport-McMoRan Copper & Gold Inc., Class B	82,200	3,142,506

Multiple Industry - 3.34%
Bill Barrett Corporation*	27,850	890,922
General Electric Company	180,150	6,575,475
		7,466,397
Non-Residential Construction - 0.96%
Fluor Corporation	39,400	2,147,694

Petroleum - International - 8.14%
Anadarko Petroleum Corporation	73,650	4,773,256
BP p.l.c., ADR	45,300	2,645,520
Burlington Resources Inc.	98,150	4,269,525
Exxon Mobil Corporation	127,500	6,535,650
		18,223,951
Petroleum - Services - 8.89%
BJ Services Company	50,500	2,350,270
Baker Hughes Incorporated	109,400	4,668,098
Patterson-UTI Energy, Inc.	209,700	4,075,520
Schlumberger Limited	71,150	4,763,492
Transocean Inc.*	58,200	2,467,098
Weatherford International Ltd.*	30,700	1,574,910
		19,899,388
Publishing - 1.21%
Knight-Ridder, Inc.	40,500	2,711,070

Railroad - 1.02%
Union Pacific Corporation	33,900	2,279,775

Real Estate Investment Trust - 2.80%
Equity Office Properties Trust	53,150	1,547,728
ProLogis	45,800	1,984,514
Simon Property Group, Inc.	42,200	2,729,074
		6,261,316
Retail - General Merchandise - 1.14%
May Department Stores Company (The)	87,150	2,562,210

Savings and Loans - 0.66%
Capitol Federal Financial	41,350	1,489,427

Security and Commodity Brokers - 9.02%
Chicago Mercantile Exchange Holdings Inc.	35,000	8,004,500
Goldman Sachs Group, Inc. (The)	24,350	2,533,374
Merrill Lynch & Co., Inc.	43,200	2,582,064
Morgan (J.P.) Chase & Co.	80,132	3,125,949
Morgan Stanley	42,000	2,331,840
New York Community Bancorp, Inc.	78,750	1,619,887
		20,197,614
Tobacco - 4.41%
Altria Group, Inc.	104,250	6,369,675
Reynolds American Inc.	44,700	3,513,420
		9,883,095
Trucking and Shipping - 2.47%
United Parcel Service, Inc., Class B	64,750	5,533,535

Utilities - Electric - 2.35%
Dominion Resources, Inc.	36,700	2,486,058
Westar Energy, Inc.	120,975	2,766,698
		5,252,756
Utilities - Gas and Pipeline - 1.93%
Kinder Morgan, Inc.	58,950	4,311,014

Utilities - Telephone - 3.52%
BellSouth Corporation	91,100	2,531,669
SBC Communications Inc.	94,450	2,433,976
Vodafone Group Plc, ADR	106,300	2,910,494
		7,876,139

TOTAL COMMON STOCKS - 95.55%		$213,913,740

(Cost: $186,868,580)

TOTAL SHORT-TERM SECURITIES - 8.06%		$18,041,795

(Cost: $18,041,795)

TOTAL INVESTMENT SECURITIES - 103.61%		$231,955,535

(Cost: $204,910,375)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.61%)		(8,088,456)

NET ASSETS - 100.00%		$223,867,079

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
DIVIDEND INCOME FUND
December 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $204,910) (Notes 1 and 3)	$231,956
Cash	1
Receivables:
Fund shares sold	797
Dividends and interest	416
Prepaid and other assets	36

Total assets	233,206

LIABILITIES
Payable for investment securities purchased	8,953
Payable to Fund shareholders	263
Accrued shareholder servicing (Note 2)	54
Accrued service fee (Note 2)	38
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Other	17

Total liabilities	9,339

Total net assets	$223,867

NET ASSETS
$0.001 par value capital stock:
Capital stock	$18
Additional paid-in capital	197,756
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	16
Accumulated undistributed net realized loss on investment transactions	(968)
Net unrealized appreciation in value of investments	27,045

Net assets applicable to outstanding units of capital	$223,867

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.19
Class B	$12.15
Class C	$12.15
Class Y	$12.19
Capital shares outstanding:
Class A	15,573
Class B	1,131
Class C	863
Class Y	807
Capital shares authorized	500,000

See Notes to Financial Statements.

Statement of Operations
DIVIDEND INCOME FUND
For the Six Months Ended December 31, 2004
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$2,454
Interest and amortization	150

Total income	2,604

Expenses (Note 2):
Investment management fee	651
Shareholder servicing:
Class A	196
Class B	25
Class C	16
Class Y	6
Service fee:
Class A	191
Class B	15
Class C	11
Distribution fee:
Class A	5
Class B	44
Class C	33
Accounting and administrative services fees	38
Audit fees	7
Custodian fees	7
Legal fees	4
Other	73

Total expenses	1,322

Net investment income	1,282

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(938)
Unrealized appreciation in value of investments during the period	17,960

Net gain on investments	17,022

Net increase in net assets resulting from operations	$18,304

See Notes to Financial Statements.

Statement of Changes in Net Assets
DIVIDEND INCOME FUND
(In Thousands)

	For the six months ended December 31,	For the period from July 1, 2003(1) through June 30,
	2004	2004

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,282	$613
Realized net gain (loss) on investments	(938)	434
Unrealized appreciation	17,960	9,085

Net increase in net assets resulting from operations	18,304	10,132

Distributions to shareholders from (Note 1E):(2)
Net investment income:
Class A	(1,256)	(455)
Class B	(33)	-
Class C	(28)	-
Class Y	(84)	(23)
Realized gains on investment transactions:
Class A	(393)	-
Class B	(29)	-
Class C	(21)	-
Class Y	(21)	-

	(1,865)	(478)

Capital share transactions (Note 5)	48,946	146,828

Total increase	65,385	156,482
NET ASSETS
Beginning of period	158,482	2,000

End of period	$223,867	$158,482

Undistributed net investment income	$16	$135

(1)	Commencement of operations of the Fund.
(2)	See "Financial Highlights" on pages 15 - 18.

See Notes to Financial Statements.

Financial Highlights
DIVIDEND INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 7-1-03(1) to
	12-31-04		6-30-04

Net asset value, beginning of period	$11.26		$10.00

Income from investment operations:
Net investment income	0.08		0.07
Net realized and unrealized gain on investments	0.97		1.25

Total from investment operations	1.05		1.32

Less distributions from:
Net investment income	(0.09)		(0.06)
Capital gains	(0.03)		(0.00)

Total distributions	(0.12)		(0.06)

Net asset value, end of period	$12.19		$11.26

Total return(2)	9.27%		13.18%
Net assets, end of period (in millions)	$190		$132
Ratio of expenses to average net assets including voluntary expense waiver	1.34	%(3)	1.40%
Ratio of net investment income to average net assets including voluntary expense waiver	1.46	%(3)	0.84%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	1.41%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	0.83%
Portfolio turnover rate	12%		27%

(1)	Commencement of operations of the class.
(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)	Annualized.
(4)	Because the Fund's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
DIVIDEND INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 7-1-03(1) to
	12-31-04		6-30-04

Net asset value, beginning of period	$11.22		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.00)*
Net realized and unrealized gain on investments	0.96		1.22

Total from investment operations	0.99		1.22

Less distributions from:
Net investment income	(0.03)		(0.00)
Capital gains	(0.03)		(0.00)

Total distributions	(0.06)		(0.00)

Net asset value, end of period	$12.15		$11.22

Total return	8.79%		12.20%
Net assets, end of period (in millions)	$14		$10
Ratio of expenses to average net assets including voluntary expense waiver	2.27	%(2)	2.30%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.51	%(2)	-0.06%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	2.31%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-	(3)	-0.07%
Portfolio turnover rate	12%		27%

*Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Fund's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
DIVIDEND INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 7-1-03(1) to
	12-31-04		6-30-04

Net asset value, beginning of period	$11.23		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.00)*
Net realized and unrealized gain on investments	0.95		1.23

Total from investment operations	0.98		1.23

Less distributions from:
Net investment income	(0.03)		(0.00)
Capital gains	(0.03)		(0.00)

Total distributions	(0.06)		(0.00)

Net asset value, end of period	$12.15		$11.23

Total return	8.73%		12.30%
Net assets, end of period (in millions)	$10		$8
Ratio of expenses to average net assets including voluntary expense waiver	2.20	%(2)	2.24%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.57	%(2)	-0.00%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	2.25%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-	(3)	-0.01%
Portfolio turnover rate	12%		27%

*Not shown due to rounding.
(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Fund's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
DIVIDEND INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 7-1-03(1) to
	12-31-04		6-30-04

Net asset value, beginning of period	$11.26		$10.00

Income from investment operations:
Net investment income	0.11		0.07
Net realized and unrealized gain on investments	0.96		1.28

Total from investment operations	1.07		1.35

Less distributions from:
Net investment income	(0.11)		(0.09)
Capital gains	(0.03)		(0.00)

Total distributions	(0.14)		(0.09)

Net asset value, end of period	$12.19		$11.26

Total return	9.47%		13.58%
Net assets, end of period (in millions)	$10		$8
Ratio of expenses to average net assets including voluntary expense waiver	0.97	%(2)	1.01%
Ratio of net investment income to average net assets including voluntary expense waiver	1.79	%(2)	1.03%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	1.02%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	1.02%
Portfolio turnover rate	12%		27%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Fund's net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE FUND

Portfolio Highlights

On December 31, 2004, Waddell & Reed Advisors Value Fund had net assets totaling $581,925,562 invested in a diversified portfolio of:

96.75%	Common Stocks
3.02%	Cash and Cash Equivalents
0.23%	Preferred Stock

As a shareholder of the Fund, for every $100 you had invested on December 31, 2004, your Fund owned:

Financial Services Stocks	$29.95
Utilities Stocks	$11.31
Energy Stocks	$10.44
Technology Stocks	$7.77
Consumer Services Stocks	$6.77
Consumer Nondurables Stocks	$6.51
Health Care Stocks	$6.33
Multi-Industry Stocks	$4.18
Business Equipment and Services Stocks	$4.13
Miscellaneous Stocks	$4.04
Raw Materials Stocks	$3.09
Cash and Cash Equivalents	$3.02
Shelter Stocks	$2.23
Preferred Stock	$0.23

The Investments of Value Fund

December 31, 2004
COMMON STOCKS	Shares	Value

Aircraft - 1.87%
Lockheed Martin Corporation	196,300	$10,904,465

Aluminum - 0.67%
Alcoa Incorporated	124,600	3,914,932

Banks - 10.96%
Bank of America Corporation	465,570	21,877,134
Citigroup Inc.	349,500	16,838,910
Mellon Financial Corporation	400,600	12,462,666
Wachovia Corporation	96,800	5,091,680
Wells Fargo & Company	120,600	7,495,290
		63,765,680
Beverages - 2.45%
Adolph Coors Company, Class B	37,900	2,867,893
Diageo plc, ADR	95,000	5,498,600
Molson Inc., Class A (A)	198,700	5,861,220
		14,227,713
Broadcasting - 1.79%
Viacom Inc., Class B	286,200	10,414,818

Business Equipment and Services - 4.13%
ARAMARK Corporation, Class B	259,300	6,874,043
Office Depot, Inc.*	487,000	8,454,320
Waste Management, Inc.	290,200	8,688,588
		24,016,951
Capital Equipment - 1.40%
Illinois Tool Works Inc. (B)	88,100	8,165,108

Chemicals - Petroleum and Inorganic - 1.92%
Dow Chemical Company (The)	114,600	5,673,846
du Pont (E.I.) de Nemours and Company	111,900	5,488,695
		11,162,541
Chemicals - Specialty - 0.50%
Air Products and Chemicals, Inc.	50,300	2,915,891

Computers - Main and Mini - 1.48%
Hewlett-Packard Company	224,600	4,709,862
International Business Machines Corporation	39,600	3,903,768
		8,613,630
Computers - Peripherals - 3.75%
Amdocs Limited*	204,900	5,378,625
Microsoft Corporation	269,100	7,189,007
Oracle Corporation*	674,200	9,253,395
		21,821,027
Cosmetics and Toiletries - 0.89%
NBTY, Inc. (B)*	215,600	5,176,556

Electronic Components - 0.67%
Texas Instruments Incorporated	158,100	3,892,422

Finance Companies - 5.22%
Fannie Mae	162,500	11,571,625
Freddie Mac	255,200	18,808,240
		30,379,865
Food and Related - 0.92%
J.M. Smucker Company (The)	113,200	5,328,324

Forest and Paper Products - 0.58%
International Paper Company	80,900	3,397,800

Furniture and Furnishings - 1.65%
Masco Corporation	262,400	9,585,472

Health Care - Drugs - 1.10%
Shire Pharmaceuticals Group plc, ADR	200,000	6,390,000

Health Care - General - 2.78%
Da Vita Inc.*	160,500	6,344,565
Renal Care Group, Inc.*	162,100	5,833,979
Wyeth	94,500	4,024,755
		16,203,299
Hospital Supply and Management - 2.45%
PacifiCare Health Systems, Inc. (B)*	252,200	14,254,344

Insurance - Property and Casualty - 6.25%
Allstate Corporation (The)	233,500	12,076,620
American International Group, Inc.	71,950	4,724,956
Assurant, Inc.	282,300	8,624,265
St. Paul Companies, Inc. (The)*	294,883	10,931,313
		36,357,154
Leisure Time Industry - 2.23%
Brunswick Corporation	119,200	5,900,400
Cendant Corporation	301,600	7,051,408
		12,951,808
Motion Pictures - 2.19%
News Corporation Limited, Class A	460,600	8,594,796
Time Warner Inc.*	214,800	4,175,712
		12,770,508
Multiple Industry - 4.18%
General Electric Company	666,100	24,312,650

Petroleum - International - 10.44%
ChevronTexaco Corporation	305,400	16,036,554
ConocoPhillips	83,800	7,276,354
Devon Energy Corporation	228,800	8,904,896
Exxon Mobil Corporation	556,200	28,510,812
		60,728,616
Publishing - 0.56%
Gannett Co., Inc.	39,700	3,243,490

Railroad - 0.74%
Union Pacific Corporation	64,500	4,337,625

Retail - General Merchandise - 1.33%
Dollar General Corporation	258,300	5,364,891
Family Dollar Stores, Inc.	76,100	2,376,603
		7,741,494
Retail - Specialty Stores - 0.57%
Abercrombie & Fitch Co., Class A (B)	70,900	3,328,755

Security and Commodity Brokers - 7.52%
Merrill Lynch & Co., Inc.	48,800	2,916,776
Morgan (J.P.) Chase & Co.	485,856	18,953,243
Morgan Stanley	186,200	10,337,824
Prudential Financial, Inc.	210,600	11,574,576
		43,782,419
Tobacco - 2.25%
Altria Group, Inc. (B)	214,700	13,118,170

Utilities - Electric - 3.49%
Dominion Resources, Inc.	103,000	6,977,220
Entergy Corporation (B)	101,900	6,887,421
PPL Corporation	121,200	6,457,536
		20,322,177
Utilities - Gas and Pipeline - 1.96%
Enbridge Inc.	96,300	4,793,814
Kinder Morgan, Inc.	89,900	6,574,387
		11,368,201
Utilities - Telephone - 5.86%
Iowa Telecommunications Services, Inc.*	291,500	6,287,655
SBC Communications Inc.	224,000	5,772,480
Sprint Corporation	349,800	8,692,530
Verizon Communications Inc.	179,200	7,259,392
Vodafone Group Plc, ADR (B)	222,300	6,086,574
		34,098,631

TOTAL COMMON STOCKS - 96.75%		$562,992,536

(Cost: $478,328,187)

PREFERRED STOCK - 0.23%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible* (Cost: $1,300,000)	13	$1,374,750

TOTAL SHORT-TERM SECURITIES - 4.22%		$24,546,456

(Cost: $24,546,456)

TOTAL INVESTMENT SECURITIES - 101.20%		$588,913,742

(Cost: $504,174,643)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.20%)		(6,988,180)

NET ASSETS - 100.00%		$581,925,562

Notes to Schedule of Investments

	*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities serve as cover for the following written call options outstanding at December 31, 2004. (See Note 6 to financial statements):

	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Altria Group, Inc.	243	January/57	$13,851	$111,829
	Abercrombie & Fitch Co., Class A	91	January/50	6,472	4,095
	Entergy Corporation	1,019	February/66	77,444	189,126
	Illinois Tool Works Inc.	285	January/95	56,144	15,675
	NBTY, Inc.	130	January/25	4,420	4,550
	PacifiCare Health Systems, Inc.	525	January/60	42,293	44,625
	Vodafone Group Plc, ADR	1,111	February/30	35,552	18,076

				$236,176	$387,976

	In addition to the above written call options, the following written put option was outstanding as of December 31, 2004. (see Note 6 to financial statements):

	Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

	NBTY, Inc.	855	January/20	$29,925	$8,550

	See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
	See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
VALUE FUND
December 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $504,175) (Notes 1 and 3)	$588,914
Cash	1
Receivables:
Investment securities sold	7,469
Fund shares sold	1,241
Dividends and interest	657
Prepaid and other assets	49

Total assets	598,331

LIABILITIES
Payable for investment securities purchased	14,478
Payable to Fund shareholders	1,176
Outstanding written options - at value (premium received - $266) (Note 6)	397
Accrued shareholder servicing (Note 2)	198
Accrued service fee (Note 2)	96
Accrued accounting and administrative services fees (Note 2)	13
Accrued management fee (Note 2)	11
Accrued distribution fee (Note 2)	5
Other	31

Total liabilities	16,405

Total net assets	$581,926

NET ASSETS
$0.001 par value capital stock:
Capital stock	$46
Additional paid-in capital	494,722
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	46
Accumulated undistributed net realized gain on investment transactions	2,516
Net unrealized appreciation in value of securities	84,726
Net unrealized depreciation in value of written options	(130)

Net assets applicable to outstanding units of capital	$581,926

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.77
Class B	$12.51
Class C	$12.58
Class Y	$12.77
Capital shares outstanding:
Class A	37,295
Class B	4,350
Class C	2,098
Class Y	1,954
Capital shares authorized	500,000

See Notes to Financial Statements.

Statement of Operations
VALUE FUND
For the Six Months Ended December 31, 2004
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $23)	$6,201
Interest and amortization	109

Total income	6,310

Expenses (Note 2):
Investment management fee	1,822
Shareholder servicing:
Class A	670
Class B	130
Class C	51
Class Y	17
Service fee:
Class A	515
Class B	63
Class C	29
Distribution fee:
Class A	17
Class B	189
Class C	87
Accounting and administrative services fees	72
Custodian fees	17
Audit fees	13
Legal fees	13
Other	97

Total expenses	3,802

Net investment income	2,508

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	14,596
Realized net gain on written options	707
Realized net gain on foreign currency transactions	11

Realized net gain on investments	15,314

Unrealized appreciation in value of securities during the period	30,062
Unrealized appreciation in value of written options during the period	129

Unrealized appreciation in value of investments during the period	30,191

Net gain on investments	45,505

Net increase in net assets resulting from operations	$48,013

See Notes to Financial Statements.

Statement of Changes in Net Assets
VALUE FUND
(In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2004	2004

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,508	$1,990
Realized net gain on investments	15,314	42,450
Unrealized appreciation	30,191	31,245

Net increase in net assets resulting from operations	48,013	75,685

Distributions to shareholders from net investment income (Note 1E):(1)
Class A	(3,163)	(1,568)
Class B	-	-
Class C	-	-
Class Y	(274)	(183)

	(3,437)	(1,751)

Capital share transactions (Note 5)	43,463	79,509

Total increase	88,039	153,443
NET ASSETS
Beginning of period	493,887	340,444

End of period	$581,926	$493,887

Undistributed net investment income	$46	$964

(1) See "Financial Highlights" on pages 28 - 31.

See Notes to Financial Statements.

Financial Highlights
VALUE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 12-15-00(1) through
	12-31-04		2004	2003	2002	6-30-01

Net asset value, beginning of period	$11.77		$9.77	$9.89	$10.82	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.06	0.05	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.03		1.99	(0.12)	(0.92)	0.79

Total from investment operations	1.09		2.05	(0.07)	(0.90)	0.82

Less distributions from net investment income	(0.09)		(0.05)	(0.05)	(0.03)	(0.00)

Net asset value, end of period	$12.77		$11.77	$9.77	$9.89	$10.82

Total return(2)	9.24%		21.04%	-0.73%	-8.30%	8.20%
Net assets, end of period (in millions)	$476		$402	$274	$286	$109
Ratio of expenses to average net assets including voluntary expense waiver	1.35	%(3)	1.40%	1.45%	1.39%	1.47	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	1.08	%(3)	0.60%	0.58%	0.53%	1.17	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (4)		- (4)	- (4)	- (4)	1.50	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (4)		- (4)	- (4)	- (4)	1.14	%(3)
Portfolio turnover rate	34%		92%	118%	60%	10%

(1)	Commencement of operations of the class.
(2)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)	Annualized.
(4)	Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
VALUE FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 12-15-00(1) through
	12-31-04		2004	2003	2002	6-30-01

Net asset value, beginning of period	$11.52		$9.60	$9.78	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.03)	(0.04)	(0.04)	0.00
Net realized and unrealized gain (loss) on investments	0.98		1.95	(0.14)	(0.95)	0.77

Total from investment operations	0.99		1.92	(0.18)	(0.99)	0.77

Less distributions from net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$12.51		$11.52	$9.60	$9.78	$10.77

Total return	8.59%		20.00%	-1.84%	-9.19%	7.70%
Net assets, end of period (in millions)	$55		$49	$34	$33	$13
Ratio of expenses to average net assets including voluntary expense waiver	2.30	%(2)	2.39%	2.49%	2.36%	2.42	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.11	%(2)	-0.39%	-0.46%	-0.45%	0.14	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	- (3)	- (3)	2.46	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (3)		- (3)	- (3)	- (3)	0.10	%(2)
Portfolio turnover rate	34%		92%	118%	60%	10%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
VALUE FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 12-15-00(1) through
	12-31-04		2004	2003	2002	6-30-01

Net asset value, beginning of period	$11.57		$9.64	$9.80	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.03)	(0.03)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	0.99		1.96	(0.13)	(0.94)	0.76

Total from investment operations	1.01		1.93	(0.16)	(0.97)	0.77

Less distributions from net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$12.58		$11.57	$9.64	$9.80	$10.77

Total return	8.73%		20.02%	-1.73%	-8.91%	7.70%
Net assets, end of period (in millions)	$26		$22	$17	$19	$9
Ratio of expenses to average net assets including voluntary expense waiver	2.23	%(2)	2.29%	2.34%	2.20%	2.25	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.19	%(2)	-0.29%	-0.31%	-0.29%	0.39	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	- (3)	2.29	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	- (3)	0.36	%(2)
Portfolio turnover rate	34%		92%	118%	60%	10%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
VALUE FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 12-15-00(1) through
	12-31-04		2004	2003	2002	6-30-01

Net asset value, beginning of period	$11.80		$9.79	$9.91	$10.84	$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.11	0.09	0.01	0.07
Net realized and unrealized gain (loss) on investments	1.03		2.01	(0.12)	(0.87)	0.77

Total from investment operations	1.11		2.12	(0.03)	(0.86)	0.84

Less distributions from net investment income	(0.14)		(0.11)	(0.09)	(0.07)	(0.00)

Net asset value, end of period	$12.77		$11.80	$9.79	$9.91	$10.84

Total return	9.45%		21.74%	-0.37%	-7.85%	8.40%
Net assets, end of period (in millions)	$25		$21	$15	$9	$1
Ratio of expenses to average net assets including voluntary expense waiver	0.92	%(2)	0.93%	0.94%	0.95%	1.11	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.50	%(2)	1.06%	1.09%	0.97%	1.77	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	- (3)	1.13	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	- (3)	1.75	%(2)
Portfolio turnover rate	34%		92%	118%	60%	10%

(1)	Commencement of operations of the class.
(2)	Annualized.
(3)	Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Notes to Financial Statements

      December 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Select Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues two series of capital shares; each series represents ownership of a separate mutual fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

However, WRIMCO has voluntarily agreed to waive its management fee on any day if a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of each Fund. For these services, each Fund pays WRSCO a monthly fee of one- twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a monthly per account charge for shareholder servicing. The monthly fee is as follows: Dividend Income Fund - $1.5792 for each shareholder account which was in existence at any time during the prior month; Value Fund - $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the period ended December 31, 2004, W&R received the following amounts in gross sales commissions and CDSC.

	Gross Sales Commissions	CDSC
		Class A	Class B	Class C

Dividend Income Fund	$692,927	$-	$6,064	$1,959
Value Fund	967,770	-	45,466	1,273

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended December 31, 2004, W&R paid the following amounts: Dividend Income Fund - $450,185 and Value Fund - $638,842.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/ or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Corporation paid Directors' fees of $11,876, which are included in other expenses.

Effective November 2003, the Corporation paid Frederick Vogel III special compensation for his service as lead independent director. For the six months ended December 31, 2004, that amount was $329.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2004 are summarized as follows:

	Dividend Income Fund	Value Fund

Purchases of investment securities, excluding short-term and U.S. Government securities	$74,779,736	$202,797,532
Purchases of short-term securities	707,510,812	594,343,294
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government securities	20,037,078	172,291,677
Proceeds from maturities and sales of short-term securities	708,869,443	576,124,197

For Federal income tax purposes, cost of investments owned at December 31, 2004 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Dividend Income Fund	$204,932,989	$29,257,015	$2,234,469	$27,022,546
Value Fund	504,181,395	85,465,404	733,057	84,732,347

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2004 and the related capital loss carryover and post-October activity were as follows:

	Dividend Income Fund	Value Fund

Net ordinary income	$1,062,767	$1,994,817
Distributed ordinary income	478,005	1,750,660
Undistributed ordinary income*	584,762	973,714

Realized long-term capital gains	9,490	-
Distributed long-term capital gains	-	-
Undistributed long-term capital gains*	9,490	-

Capital loss carryover	-	-

Post-October losses deferred	-	-

*This entire amount was distributed prior to December 31, 2004.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Dividend Income Fund	Value Fund

June 30, 2011	$-	$12,754,996

NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended December 31, 2004 are summarized below. Amounts are in thousands.

	Dividend Income Fund	Value Fund

Shares issued from sale of shares:
Class A	4,709	6,226
Class B	273	470
Class C	243	457
Class Y	65	164
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	136	248
Class B	5	-
Class C	4	-
Class Y	9	22
Shares redeemed:
Class A	(1,006)	(3,292)
Class B	(66)	(383)
Class C	(69)	(260)
Class Y	(7)	(28)

Increase in outstanding capital shares	4,296	3,624

Value issued from sale of shares:
Class A	$53,566	$74,041
Class B	3,090	5,428
Class C	2,784	5,392
Class Y	748	1,966
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	1,624	3,132
Class B	61	-
Class C	49	-
Class Y	105	273
Value redeemed:
Class A	(11,466)	(38,952)
Class B	(745)	(4,445)
Class C	(785)	(3,042)
Class Y	(85)	(330)

Increase in outstanding capital	$48,946	$43,463

Transactions in capital stock for the fiscal period ended June 30, 2004 are summarized below. Amounts are in thousands.

	Dividend Income Fund	Value Fund

Shares issued from sale of shares:
Class A	12,662	12,950
Class B	929	1,277
Class C	694	707
Class Y	697	469
Shares issued from reinvestment of dividend:
Class A	41	141
Class B	-	-
Class C	-	-
Class Y	2	17
Shares redeemed:
Class A	(1,018)	(7,069)
Class B	(61)	(614)
Class C	(59)	(534)
Class Y	(9)	(211)

Increase in outstanding capital shares	13,878	7,133

Value issued from sale of shares:
Class A	$134,074	$143,491
Class B	9,760	13,804
Class C	7,337	7,686
Class Y	7,743	5,150
Value issued from reinvestment of dividend:
Class A	444	1,550
Class B	-	-
Class C	-	-
Class Y	23	183
Value redeemed:
Class A	(11,146)	(77,676)
Class B	(665)	(6,615)
Class C	(641)	(5,732)
Class Y	(101)	(2,332)

Increase in outstanding capital	$146,828	$79,509

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received
Outstanding at June 30, 2004	2,604	$246,765
Options written	19,204	1,345,819
Options terminated in closing purchase transactions	(4,889)	(379,104)
Options exercised	(8,087)	(674,178)
Options expired	(5,428)	(303,126)

Outstanding at December 31, 2004	3,404	$236,176

For Value Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received
Outstanding at June 30, 2004	1,604	$78,923
Options written	7,527	332,240
Options terminated in closing purchase transactions	-	-
Options exercised	(4,096)	(194,181)
Options expired	(4,180)	(187,057)

Outstanding at December 31, 2004	855	$29,925

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Select Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Dividend Income Fund and Waddell & Reed Advisors Value Fund (collectively the "Funds"), the mutual funds comprising Waddell & Reed Advisors Select Funds, Inc. as of December 31, 2004, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Select Funds, Inc. as of December 31, 2004, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended June 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 14, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Select Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL or (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on Form N-PX through the Fund's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

Beginning with the quarter ending September 30, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. Form N-Q may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Fund's website at http://www.waddell.com.

To all traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. We will not withhold taxes unless you make a written election to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
      Waddell & Reed Advisors Global Bond Fund
      Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
     Waddell & Reed Advisors Accumulative Fund
     Waddell & Reed Advisors Core Investment Fund
     Waddell & Reed Advisors Dividend Income Fund
     Waddell & Reed Advisors New Concepts Fund
     Waddell & Reed Advisors Small Cap Fund
     Waddell & Reed Advisors Tax-Managed Equity Fund
     Waddell & Reed Advisors Value Fund
     Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
     Waddell & Reed Advisors Bond Fund
     Waddell & Reed Advisors Government Securities Fund
     Waddell & Reed Advisors High Income Fund
     Waddell & Reed Advisors Limited-Term Bond Fund
     Waddell & Reed Advisors Municipal Bond Fund
     Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
     Waddell & Reed Advisors Cash Management

Specialty Funds
     Waddell & Reed Advisors Asset Strategy Fund
     Waddell & Reed Advisors Continental Income Fund
     Waddell & Reed Advisors Retirement Shares
     Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1024SA (12-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date March 9, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 9, 2005